Share-Based Compensation - Equity Incentive Plan & ESPP (FY) (Details)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2020 USD ($) shares	May 31, 2026 USD ($) shares	Jan. 31, 2026 shares	Jan. 31, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) plan shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) plan shares	Dec. 31, 2024 USD ($)
Share-Based Compensation
Number of equity incentive plans | plan							3		3
Share-based compensation expense | $					$ 525,000	$ 923,000	$ 1,081,000	$ 1,781,000	$ 3,001,000	$ 5,820,000
Equity Incentive Plan
Share-Based Compensation
Shares authorized					1,106,739		1,106,739
Shares available for future issuance					218,444		218,444
Shares available for future grant					602,700		602,700
Period till which there is automatic increase in rights granted under the Plan							10 years
Percent of the total number of shares of the Company's common stock outstanding							5.00%
Additional number of common shares reserved for future issuance			159,141	155,155
Vesting period							4 years
Term of award							10 years
Equity Incentive Plan 2020
Share-Based Compensation
Shares authorized									947,598
Shares available for future issuance									204,732
Shares available for future grant									433,624
Period till which there is automatic increase in rights granted under the Plan									10 years
Percent of the total number of shares of the Company's common stock outstanding									5.00%
Vesting period									4 years
Term of award									10 years
Equity inducement plan 2021
Share-Based Compensation
Shares authorized					125,000		125,000		125,000
Shares available for future issuance					88,583		88,583
Shares available for future grant									87,166
Term of award							10 years		10 years
Employee stock purchase plan
Share-Based Compensation
Shares authorized	99,088
Shares available for future grant					59,103		59,103		59,103
Period till which there is automatic increase in rights granted under ESPP	10 years
Percentage of common stock outstanding	1.00%
Percentage of stock purchase price	85.00%
Percentage of maximum employee contribution	15.00%
Maximum amount of common stock that can be purchased | $	$ 25,000
Share-based compensation expense | $					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of shares that can be purchased	200
Employee stock purchase plan | Subsequent event
Share-Based Compensation
Maximum amount of common stock that can be purchased | $		$ 25,000
Number of shares that can be purchased		2,000